AT Disciplined Equity Fund
AT DISCIPLINED EQUITY FUND
INVESTMENT OBJECTIVE
The investment objective of the AT Disciplined Equity Fund (the "Fund") is to seek long-term capital appreciation and, secondarily, current income.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees AT Disciplined Equity Fund	Institutional Class Shares	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses AT Disciplined Equity Fund		Institutional Class Shares	Investor Class Shares
Management Fees		0.69%	0.69%
Distribution and Service (12b-1) Fees		none	0.25%
Shareholder Servicing Fees		none	0.15%
Other Expenses		0.14%	0.29%
Other Operating Expenses		0.14%	0.14%
Total Annual Fund Operating Expenses	[1]	0.83%	1.23%
Less Fee Waiver and/or Expense Reimbursement		(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	[2]	0.79%	1.19%
[1]	The Fund operated as the Invesco Disciplined Equity Fund, a series of AIM Equity Funds (Invesco Equity Funds) (the "Invesco Predecessor Fund"), prior to the time at which the Invesco Predecessor Fund was reorganized into the Fund (the "Reorganization"). Accordingly, the Fund's "Total Annual Fund Operating Expenses" have been restated to reflect contractual expenses expected to be incurred for the Fund for the current fiscal year, ending October 31, 2014 and do not reflect economies of scale.
[2]	Effective upon the closing of the Reorganization, Stein Roe Investment Counsel, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, dividend and interest expense on securities sold short, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.79% of the Fund's average daily net assets until the date that is two years from the date of the closing of the Reorganization. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on the date that is two years from the closing of the Reorganization.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example AT Disciplined Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	81	256	451	1,017
Investor Class Shares	121	381	667	1,480

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal year, the portfolio turnover rate of the Invesco Disciplined Equity Fund, a series of AIM Equity Funds (Invesco Equity Funds) (the "Invesco Predecessor Fund"), the Fund's predecessor, was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and other instruments that have economic characteristics similar to equity securities. The Fund invests primarily in equity securities of U.S. and foreign issuers, and it may also invest up to 25% of its net assets in foreign securities. The principal type of equity securities in which the Fund invests is common stock.

The Fund may invest in the securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers. The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000([R]) Index during the most recent 11-month period (based on month-end data) plus the most recent date during the current month. As of August 28, 2013, the market capitalization range for the Russell 1000([R]) Index was approximately $312.2 million to $460.6 billion.

The Fund normally invests in securities that generate strong cash flow and are available at attractive valuations. The Fund's portfolio managers will be opportunistic with regard to the prices the Fund will pay for new investments and at which it will terminate positions.

In choosing securities, the Fund's portfolio managers emphasize a bottom-up, fundamental stock selection investment strategy that focuses on issuers that can consistently deliver strong cash flow growth and return on invested capital. The portfolio managers also look to invest in securities of issuers with a proven track record of solid business execution because they believe that such a history is an indication of the value of the underlying franchise or market position. These issuers typically have a proprietary product or business approach that allows them to be leaders within their respective industries. In addition, the portfolio managers emphasize diversification in terms of sector exposure.

The Fund's portfolio managers consider selling a stock when its fundamental business prospects deteriorate, its ability to generate cash deteriorates, or when they think the stock is too expensive based on cash flow valuation metrics. In response to market, economic, political or other conditions, the Fund's portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund's portfolio managers do so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

The Fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Such investments will not constitute principal investment strategies of the Fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

FOREIGN SECURITIES RISK -- The Fund's foreign investments may be affected by changes in a foreign country's exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

MANAGEMENT RISK -- The investment techniques and risk analysis used by the Fund's portfolio managers may not produce the desired results.

MARKET RISK -- The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

It is currently contemplated that before the Fund commences operations, the Fund will acquire the assets and liabilities of the Invesco Predecessor Fund (the "Reorganization"). If approved by shareholders of the Invesco Predecessor Fund, the Reorganization will occur on or about November 4, 2013. As a result of the Reorganization, the performance history of the Invesco Predecessor Fund prior to the date of the Reorganization will be assumed by the Fund. Accordingly, the performance shown for periods from September 21, 2009 to the date of the Reorganization represents the performance of Class Y shares of the Invesco Predecessor Fund, which was the only class of shares of the Invesco Predecessor Fund outstanding at the time of the Reorganization. The Invesco Predecessor Fund acquired the assets and liabilities and assumed the historical performance of the Atlantic Whitehall Equity Income Fund, a series of Atlantic Whitehall Funds Trust (the "Atlantic Whitehall Predecessor Fund"), on September 21, 2009 (the "Prior Reorganization"). Accordingly, the performance shown in the bar chart and performance table for periods prior to September 21, 2009 represents the performance of Institutional Class shares of the Atlantic Whitehall Predecessor Fund (together with the Invesco Predecessor Fund, the "Predecessor Funds"), which was the only class of shares of the Atlantic Whitehall Predecessor Fund outstanding at the time of that reorganization. The Predecessor Funds' returns in the bar chart and table have not been adjusted to reflect the Fund's expenses. If the Predecessor Funds' performance information had been adjusted to reflect the Fund's expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by a Predecessor Fund for that period. Investor Class share performance is not shown because Investor Class shares of the Fund do not have a full calendar year of performance.

ANNUAL TOTAL RETURNS

BEST QUARTER 16.82% (06/30/09)	WORST QUARTER (20.66)% (12/31/08)
Year-to-date return as of June 30, 2013 was 14.15%.
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
AT Disciplined Equity Fund	Return Before Taxes	15.67%	3.48%	5.12%	Dec. 01, 2005
AT Disciplined Equity Fund After Taxes on Distributions	Return After Taxes on Distributions	14.87%	3.07%	4.52%	Dec. 01, 2005
AT Disciplined Equity Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.22%	2.87%	4.27%	Dec. 01, 2005
AT Disciplined Equity Fund S&P 500([R]) Index	S&P 500([R]) Index (reflects no deductions for fees, expenses or taxes) (from 11/30/2005)	16.00%	1.66%	4.08%	Dec. 01, 2005